October 5, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Inflation Protected Bond Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Total Return Bond Fund
Wells Fargo Advantage Ultra Short-Term Bond Fund
Wells Fargo Advantage Strategic Municipal Bond Fund

Wells Fargo Advantage WelathBuilder Conservative Allocation Portfolio
Wells Fargo Advantage WelathBuilder Equity Portfolio
Wells Fargo Advantage WelathBuilder Growth Allocation Portfolio
Wells Fargo Advantage WelathBuilder Growth Balanced Portfolio

Wells Fargo Advantage WelathBuilder Moderate Balanced Portfolio
Wells Fargo Advantage WelathBuilder Tactical Equity Portfolio
(each the “Fund”, collectively the “Funds”)

Post-Effective Amendment No. 172 to Registration Statement

No.333-74295/811-09253

Dear Sir or Madam:

The Trust submits this filing for each of its series, except for Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Bond Fund with respect to their Administrator Class and Investor Class prospectuses; and the Wells Fargo Advantage Total Return Bond Fund and Wells Fargo Advantage Short-Term Bond Fund Investor Class with respect to their Investor Class prospectus; and Wells Fargo Advantage Short Duration Government Bond Fund with respect to its Administrator Class prospectus (the “Exclusion”).

Each of these aforementioned Funds has submitted a 497(c) filing to reflect non-material changes that had been made to the disclosure documents referenced above.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that, except for the Exclusions, (i) the form of the Fund’s prospectus and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 172 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EGADR on September 29, 2010.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle